OTHER NON-CURRENT ASSETS - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Securities - FVTPL	$ 3,416	$ 3,240
BSREP III
Disclosure of financial assets [line items]
Securities - FVTPL	1,542	1,424
U.S. department store chain
Disclosure of financial assets [line items]
Securities - FVTPL	$ 551	$ 551